Net Gain on Investments - Summary of Net Gain (Loss) on Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net gain (loss) on investments:
Net gain (loss) on investments	$ 7,175	$ 53,985	$ 201,809
Nonaffiliates [Member]
Net gain (loss) on investments:
Mortgage-backed securities	(13,168)	(5,224)	10,416
Mortgage loans at fair value	0	0	0
CRT Agreements	32,500	593	0
Asset-backed financing of a VIE at fair value	3,238	4,260	(8,459)
Hedging derivatives	7,251	(19,353)	(22,565)
Net gain (loss) on investments	24,569	50,746	222,643
PennyMac Financial Services, Inc. [Member]
Net gain (loss) on investments:
Net gain (loss) on investments	(17,394)	3,239	(20,834)
Variable Interest Entities [Member] | Nonaffiliates [Member]
Net gain (loss) on investments:
Mortgage loans at fair value	(1,748)	(10,663)	27,768
Distressed mortgage loans [Member] | Nonaffiliates [Member]
Net gain (loss) on investments:
Mortgage loans at fair value	$ (3,504)	$ 81,133	$ 215,483